Lease obligation (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Lease obligations	$ 3,406,144	$ 85,118
Current portion of lease obligations	(736,408)	(42,603)
Long-term lease obligations	2,669,736	42,515
Aircraft
Lease obligations	1,680,103	0
Office Building
Lease obligations	1,669,953	0
Printer
Lease obligations	13,573	0
Office Equipment
Lease obligations	$ 42,515	$ 85,118